Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Reconciliation of the Provision For Income Taxes to the Statutory Federal Rate
The following table sets forth a reconciliation of the provision for income taxes to the statutory federal rate:

	Year Ended December 31,
	2016	2015
Statutory tax rate	35.00%	35.00%
State tax rate, net of federal tax	1.78%	1.90%
Other permanent items	0.00%	0.00%
Change in valuation allowance	(36.78)%	(36.90)%
Effective tax rate	(0.00)%	0.00%

Significant Components of the Deferred Tax Assets and Liabilities
Significant components of the deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2016	2015
Non-current deferred tax asset:
Oil and gas costs and long-lived assets	$11,500,697	$14,513,571
Derivative instruments	-	934,340
Net operating loss carry-forward	35,815,113	29,532,954
Valuation allowance	(47,315,809)	(44,980,865)
Net deferred tax asset (liability)	$-	$-